Exhibit 99.21

Exception Detail
Run Date - 10/06/2023 10:36:06 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXX	4000013060	XXXX	7070675	371	XXXX	Valuation	UW Qualifications		UW Qualifications - UW - Declining Market Policy not met/satisfied		Subject property is located in a Declining Market.		Compensating Factors: Good XX% down payment; Good reserves post closing over $XX,XXX. Experienced investor.				05/27/2023	B	2	XXXX	FL	3	1	C	B	A	A	N/A	N/A	C	B		Exempt	1
XXXXX	4000013264	XXXX	7073353	9	XXXX	Credit	Application		Application - is missing		No image of application in file. XXXX provide for review.	Information provided		Reviewer 07/17/2023 12:29 PM; missing initial application Reviewer 07/19/2023 01:59 PM; application uploaded is the final application - need initial application	07/21/2023			A	1	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000013264	XXXX	7073354	666	XXXX	Credit	Sales Contract		Sales Contract - Compliance \ Sales Contract missing		Please provide for review.	Information provided			07/17/2023			A	1	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000013264	XXXX	7073647	851	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Non XXXX XXXX transaction. XXXX is realtor for the purchase of subject property. XXX is the buying agent and not the listing agent.		Exception granted: XXXX is their own agent on a purchase transaction. XXX XXXX, XXX months in reserves, XX% XXX.				07/13/2023	B	2	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000013264	XXXX	7073648	378	XXXX	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		Final XXXX to include two year work history.	received		Reviewer 07/17/2023 11:02 AM; The document received did not include any employment history prior to X/XXXX.	07/19/2023			A	1	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000013264	XXXX	7073649	265	XXXX	Credit	UW Collateral		UW Collateral - UW - FNMA 1007 / FNMA 216		Appraisal form XX or XXXX is required for subject investment properties to determine rental income upon delivery, even if no rental income was used to offset payment.		The borrower qualifying without the benefit of rental income was acceptable without the schedule. XXXX XXXXX: XXXX XXX, reserves XXX.X months $XXX,XXX.XX, XXX XX.XX%, XXX XX%.	Reviewer 07/19/2023 08:48 PM; FNMA XXXX / XXXX XXX is required even if no rental income was used to offset payment.			08/09/2023	B	2	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000013264	XXXX	7073650	387	XXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		Supply satisfactory evidence borrowers primary housing does not include XXX fees attached housing at XX XXXXX XXXXX XXXXX, XXXX XXXX XX XXXXX	received			07/17/2023			A	1	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000013264	XXXX	7073651	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Updated credit report dated no more than XX days prior to note date X/XX/XX evidencing no new debt	received			07/19/2023			A	1	XXXX	MD	3	1	D	B	D	B	N/A	A	A	A		Exempt	1
XXXXX	4000014490	XXXX	7074330	601	XXXX	Credit	Note		Note - Compliance \ Note - POA must be executed, signed and notarized		The Power of Attorney was not executed, signed or notarized. Need fully completed Power of Attorney.	Information provided			07/19/2023			A	1	XXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXX	4000014490	XXXX	7074331	868	XXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Missing rent loss insurance	Rent Loss $XX,XXX.XX provided		Client 07/20/2023 10:33 AM; Hi, rent loss/loss of use coverage is provided on the HOI document. Thanks. Reviewer 07/20/2023 11:36 AM; Reviewer 07/20/2023 03:17 PM; Hello&#x0D; The credit team will address this.&#x0D; &#x0D; Thanks&#x0D; XXXXX	07/20/2023			A	1	XXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXX	4000014781	XXXXX	7074735	29	XXXX	Valuation	Appraisal		Appraisal - is missing		File is missing images of the appraisal. XXXX provide for review.	Information provided			08/11/2023			A	1	XXXX	NY	3	13	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXXX	4000014781	XXXXX	7076022	336	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Satisfactory evidence of lease agreements for both units since units cannot be vacant for refinance. XXXX of lease agreements or appraisers estimated market rents to be used for XXXX calculations to meet program guides.	Program is a XXXX no XXXXX.		Client 08/11/2023 09:44 AM; File was changed from original UW for DSCR with Ratio to a DSCR no Ratio&#x0D; see my 1008 stating the program and Secondary Screen that also reflects how&#x0D; The loan was locked. Leases are not required on No Ratio DSCR files.&#x0D; Reviewer 08/11/2023 10:30 AM; Condition has been cleared Thank you	08/11/2023			A	1	XXXX	NY	3	13	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXXX	4000015390	XXXX	7078736	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		No primary housing expense, borrowers live rent-free.		The exception for borrowers not having a primary housing expense was granted with the following compensating factors: The borrower has a history of owning investment properties; mortgage on credit is 0x30; XXXX Exchange Funds to be used for the purchase of subject, and reserves are $XX,XXX.XX				07/11/2023	B	2	XXXX	CA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXX	4000015404	XXXX	7075333	851	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		EXCEPTION Require Appraisers E&O Policy		DEVIATION: Allow Appraisal Report with no copy of E&O-Appraiser works for XXXX XXXXX COMPENSATING FACTORS: Cash Out Refi, funds to be used to payoff siblings and buying them out. XX% for Program. XXyr home owners, Reserves $XXX,XXX.XX, A+ Appraisal Review Rating, Appraisal with strong comps.				07/26/2023	B	2	XXXX	CA	3	13	A	B	A	B	N/A	N/A	A	A		Exempt	1
XXXXX	4000015411	XXXX	7075341	319	XXXX	Credit	UW Assets		UW Assets - UW - Seller Credit exceeds limit		Seller credit exceeded total closing costs.		Allow seller credit to exceed maximum based on LTV. Compensating Factors: Mid FICO borrower XXX, High residual income of $XX,XXX.XX. All mortgages paid as agreed. Credit depth of XX years. Never had any late payments with XX-year credit depth. LTV XX.XX%.	Reviewer 07/27/2023 05:19 PM; Seller credit = $XX,XXX and buyer's closing costs = $XX,XXX Client 07/27/2023 05:33 PM; Hi, exception provided by senior management on updated loan approval document. Thanks. Reviewer 07/28/2023 07:30 AM; Reviewer 07/28/2023 10:49 AM; Underwriting cleared			07/27/2023	B	2	XXXX	TX	2	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXX	4000015403	XXXX	7075459	72	XXXX	Credit	Closing Package		Closing Package -		Loan closes in LLC - File must contain a "Guarantor Agreement" - Guarantor Agreement must be signed by the same person(s) whose income and assets were used to qualify for the loan.	Information provided			07/20/2023			A	1	XXXX	NV	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXX	4000015174	XXXX	7075345	851	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Primary housing history for most recent XXX months. Borrower has XXX months history		Exception granted: FICO XXX, Mortgage paid as agreed, Credit Depth of XX years, Never had any late payments with XX year credit depth.				07/25/2023	B	2	XXXX	AZ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXX	4000015397	XXXX	7075347	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Maximum payment shock XXx		Compensating Factors: In file since XXXX; assets after close-funds verified $XXX,XXX; Residual $XX,XXX; Good job time, strong mortgage history.				07/25/2023	B	2	XXXX	FL	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXX	4000015399	XXXX	7075348	851	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines requires XX% of Original loan amount to be used for Student loan payments, while XX% of balance was used		Exception granted: X Yrs Residence time, XX years same line of work, XX year credit depth, perfect mortgage history.				07/20/2023	B	2	XXXX	OR	1	1	A	B	A	B	A	A	A	A		Non-QM	1
XXXXX	4000014949	XXXXX	7075584	318	XXXX	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		Satisfactory XXX large deposit $XXX,XXX XX XXXXX on X/XX/XX	Internal transfer (comments on the XXXX)		Reviewer 08/10/2023 11:10 AM; Documentation provided reflects source of deposit of $XXX,XXX on X/XX was from XXXXX XXXX. XX this was a gift, provide the gift letter. XX provide XXX detailing the XXXX transactions between XXXX and XXXX between the dates of X/X/XX and X/XX/XX	08/14/2023			A	1	XXXX	NY	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXX	4000014949	XXXXX	7075585	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory final loan approval	Manual underwrite. XXXX provided.		Reviewer 08/07/2023 03:59 PM; The document received is a loan exception form and not the final approval. Reviewer 08/09/2023 02:57 PM; The document received is page X of X of the loan approval. XXXXX pages X Client 08/14/2023 06:55 AM; Whose approval? Reviewer 08/14/2023 09:05 AM; the documents received did not include pages X Reviewer 08/14/2023 11:08 AM; Condition has been cleared XXXXX you	08/14/2023			A	1	XXXX	NY	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXX	4000015876	XXXX	7075955	272	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Exception for subject property located in XXXX XXXX.		Compensating Factors: High residual income; Stable employment; stable residence owned free and clear.				08/09/2023	B	2	XXXX	NC	1	13	C	B	C	B	A	A	C	B		Non-QM	1
XXXXX	4000015876	XXXX	7075956	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Maximum payment shock XXx.		Compensating Factors: High residual income; Stable employment; stable residence owned free and clear.				08/09/2023	B	2	XXXX	NC	1	13	C	B	C	B	A	A	C	B		Non-QM	1
XXXXX	4000015807	XXXX	7075957	902	XXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			08/07/2023			A	1	XXXX	MD	1	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXX	4000015807	XXXX	7075958	970	XXXX	Compliance	Compliance		Compliance - CD- Missing		Provide Initial CD and any revised CD's if applicable. Only final CD located in file.	Information provided			08/07/2023			A	1	XXXX	MD	1	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXX	4000015713	XXXX	7075960	884	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.						08/02/2023			A	1	XXXX	FL	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXX	4000015713	XXXX	7075961	896	XXXX	Compliance	Compliance	Compliance - TRID CD-Timing	An additional 3 day waiting period was required due to the APR increase	Client 08/01/2023 04:20 PM; In reviewing the subject file, I see the following timeline of events: &#x0D;
Initial CD sent X/XX with APR X.XXX&#x0D;
Revised CD sent X/XX with APR X.XXX (increased X.XXX) &#x0D;
Closed 7/21 with final CD at APR X.XXX (decreased X.XXX) – there was sufficient time between X/XX and closing on X/XX inclusive of the new wait period. Please provide clarification on where the new X-day period was not adhered. Thanks.

 Reviewer 08/01/2023 04:45 PM;

 Reviewer 08/02/2023 10:36 AM; Hello&#x0D;
This has now been cleared using the X/XX CD that was uploaded.&#x0D;
&#x0D;
Thanks&#x0D;
XXXXX

															08/02/2023			A	1	XXXX	FL	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXX	4000015877	XXXX	7075969	851	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Flipping within 12 months Sellers purchased XX/XX/XXXX $XXX,XXX renovated and reselling X/XX/XX $XXX,XXX		Exception granted: XX% LTV, Value and improvement supported by appraisal. BWR First time investor but owns primary X years with perfect mortgage history. BWR SE X years, XXX FICO, all credit paid perfect, not a heavy credit user.				08/08/2023	B	2	XXXX	CA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1